Interim Consolidated Statements of Financial Position (Parentheticals) - Ordinary Shares - ₪ / shares	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01	₪ 0.01
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, issued	59,271,512	59,000,153	49,471,817
Ordinary shares, outstanding	59,271,512	59,000,153	49,471,817